UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Large Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGSX | December 31, 2025
This annual shareholder report contains important information about the

Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund
Expenses
for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	$ 65	0.61%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the
Fund
returned 14.44%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 18.56% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”) and Victory Capital Management, Inc. (“Victory”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in Nvidia also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Victory Summary of Performance
Performance during the period was affected by three market dynamics that influenced portfolio positioning and security selection. The market rewarded stocks in the second and fourth valuation quintiles while penalizing the third quintile, which consists of reasonably priced quality growth companies and represents the portfolio’s core positioning. In addition, the portfolio’s underweight exposure to premium-valued AI infrastructure companies such as Broadcom and Palantir detracted as these stocks attracted strong investor attention despite elevated valuations. Companies integrating AI capabilities, including portfolio holdings Pinterest and Salesforce, also faced investor skepticism as markets adopted a more cautious, wait-and-see approach toward AI-driven revenue acceleration. Security selection was the largest contributor to performance, led by Amphenol, which benefited from strong demand for its fiber optic connection products tied to AI-related investment. The largest detractor to performance was an underweight in Nvidia, as continued demand for its AI chips, including the new Blackwell platform, supported the stock; the portfolio remained underweight due to concerns that pricing pressure may increase as competition intensifies.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Growth Fund (Institutional Class/MXGSX)	14.44%	12.52%	16.61%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,988M
Total number of portfolio holdings	95
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.47%
NVIDIA Corp	6.42%
Apple Inc	5.85%
Amazon.com Inc	5.39%
Alphabet Inc Class C	4.95%
Eli Lilly & Co	3.44%
Broadcom Inc	2.76%
Amphenol Corp Class A	2.66%
Advanced Micro Devices Inc	2.61%
Mastercard Inc Class A	2.57%
SECTOR ALLOCATION
Material Fund
Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 1, 2025, following the acquisition of Amundi Asset Management US, Inc ("
Amundi
US") by Victory Capital Holdings, Inc, the Amundi US portfolio management team joined Victory Capital Management, Inc.
Changes in and Disagreements with
Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Growth Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXLGX | December 31, 2025
This annual shareholder report contains important information about the

Empower Large Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Growth Fund (Investor Class/MXLGX)	$ 105	0.98%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the
Fund
returned 13.98%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Growth Index, which returned 18.56% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: J.P. Morgan Investment Management Inc. (“JPMorgan”) and Victory Capital Management, Inc. (“Victory”).
JPMorgan Summary of Performance
Performance during the period was affected by elevated volatility early in the year, when a reduced weighting in high-growth technology with elevated expectations supported the portfolio, followed by a shift in market leadership after the April market low that created headwinds. A narrow group of large-cap growth stocks, including the “Magnificent Seven” and a small number of adjacent AI-related companies, accounted for a significant portion of market returns during the latter part of the year, and an underweight position and stock selection within this cohort were key detractors, along with idiosyncratic security selection elsewhere in the portfolio. An overweight position in Oracle detracted as mixed cloud revenue results, margin pressure, and higher-than-expected capital expenditures weighed on the stock, while an underweight position in Nvidia also detracted amid strong demand for AI-related products. Positioning in Eli Lilly was also challenged by increased volatility later in the year. These effects were partially offset by contributions from select holdings, including an underweight position in Apple, where delayed AI initiatives and other company-specific concerns weighed on shares, as well as from Goldman Sachs. Insmed was also a contributor, supported by the successful launch of its Brinsupri treatment, which generated strong early sales and prescription metrics. Consistent with the investment process, portfolio positioning evolved throughout the year through active risk management and new initiations across sectors, with a continued focus on technology opportunities tied to AI infrastructure, as well as healthcare, fintech, and other growth companies with improving fundamentals.
Victory Summary of Performance
Performance during the period was affected by three market dynamics that influenced portfolio positioning and security selection. The market rewarded stocks in the second and fourth valuation quintiles while penalizing the third quintile, which consists of reasonably priced quality growth companies and represents the portfolio’s core positioning. In addition, the portfolio’s underweight exposure to premium-valued AI infrastructure companies such as Broadcom and Palantir detracted as these stocks attracted strong investor attention despite elevated valuations. Companies integrating AI capabilities, including portfolio holdings Pinterest and Salesforce, also faced investor skepticism as markets adopted a more cautious, wait-and-see approach toward AI-driven revenue acceleration. Security selection was the largest contributor to performance, led by Amphenol, which benefited from strong demand for its fiber optic connection products tied to AI-related investment. The largest detractor to performance was an underweight in Nvidia, as continued demand for its AI chips, including the new Blackwell platform, supported the stock; the portfolio remained underweight due to concerns that pricing pressure may increase as competition intensifies.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Growth Fund (Investor Class/MXLGX)	13.98%	12.14%	16.21%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,988M
Total number of portfolio holdings	95
Total advisory fee paid	$ 10.5M
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Microsoft Corp	7.47%
NVIDIA Corp	6.42%
Apple Inc	5.85%
Amazon.com Inc	5.39%
Alphabet Inc Class C	4.95%
Eli Lilly & Co	3.44%
Broadcom Inc	2.76%
Amphenol Corp Class A	2.66%
Advanced Micro Devices Inc	2.61%
Mastercard Inc Class A	2.57%
SECTOR
ALLOCATION
Material
Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective April 1, 2025, following the acquisition of Amundi Asset Management US, Inc ("Amundi US") by Victory Capital Holdings, Inc, the Amundi US portfolio management team joined Victory Capital Management, Inc.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional
Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information
by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXVHX | December 31, 2025
This annual shareholder report contains important information about the

Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Institutional Class/MXVHX)	$ 65	0.60%
Management’s
Discussion
of Fund Performance
For the 12-month reporting period ended
December
31, 2025, the Fund returned 17.33%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 15.91% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
T. Rowe Price Summary of Performance
Performance during the period was affected by sector positioning and security selection. The materials sector detracted from performance due to unfavorable stock selection, while stock selection in the consumer staples sector also detracted. These effects were partially offset by contributions from the industrials and business services sector, where favorable stock selection supported performance, as well as from the consumer discretionary sector, which benefited from an underweight allocation and positive security selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Value Fund (Institutional Class/MXVHX)	17.33%	13.40%	12.07%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,984M
Total number of portfolio holdings	184
Total advisory fee paid	$ 10.1M
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXEQX | December 31, 2025
This annual shareholder report contains important information about the

Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor Class/MXEQX)	$ 104	0.96%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 16.93%, as
compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional index with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 15.91% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
T. Rowe Price Summary of Performance
Performance during the period was affected by sector positioning and security selection. The materials sector detracted from performance due to unfavorable stock selection, while stock selection in the consumer staples sector also detracted. These effects were partially offset by contributions from the industrials and business services sector, where favorable stock selection supported performance, as well as from the consumer discretionary sector, which benefited from an underweight allocation and positive security selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Large Cap Value Fund (Investor Class/MXEQX)	16.93%	12.98%	11.67%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,984M
Total number of portfolio holdings	184
Total advisory fee paid	$ 10.1M
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Large Cap Value Fund
ANNUAL SHAREHOLDER REPORT
Investor II / MXHAX | December 31, 2025
This annual shareholder report contains important information about the

Empower Large Cap Value Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Large Cap Value Fund (Investor II Class/MXHAX)	$ 88	0.81%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.12%, as compared to its broad-based securities market index, the Russell 1000
®
Index, which returned 17.37% and an additional
index
with investment characteristics similar to those of the Fund, the Russell 1000
®
Value Index, which returned 15.91% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).
Putnam Summary of Performance
Performance during the period was driven primarily by security selection, which was the largest contributor, particularly within financials, utilities, and consumer discretionary. Sector allocation decisions detracted from performance, particularly an underweight positioning in communication services, which was among the stronger-performing areas of the market. Security selection within information technology and communication services also detracted. Overall, portfolio results reflected the combined impact of bottom-up security selection and sector positioning within a market environment characterized by solid economic growth and continued investor focus on select areas of the equity market.
T. Rowe Price Summary of Performance
Performance during the period was affected by sector positioning and security selection. The materials sector detracted from performance due to unfavorable stock selection, while stock selection in the consumer staples sector also detracted. These effects were partially offset by contributions from the industrials and business services sector, where favorable stock selection supported performance, as well as from the consumer discretionary sector, which benefited from an underweight allocation and positive security selection.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Large Cap Value Fund (Investor II Class/MXHAX)	17.12%	13.15%	12.37%
Russell 1000 ® Index	17.37%	13.59%	15.69%
Russell 1000 ® Value Index	15.91%	11.33%	10.67%
(a) Investor Class II inception date was October 25, 2019.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,984M
Total number of portfolio holdings	184
Total advisory fee paid	$ 10.1M
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Citigroup Inc	3.14%
Alphabet Inc Class A	2.98%
Bank of America Corp	2.04%
Amazon.com Inc	1.97%
Exxon Mobil Corp	1.87%
Charles Schwab Corp	1.86%
Microsoft Corp	1.84%
Philip Morris International Inc	1.77%
JPMorgan Chase & Co	1.59%
NextEra Energy Inc	1.54%
SECTOR ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P 500
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKWX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P 500
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by
contacting
us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	$ 13	0.12%
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 17.64%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 17.88% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P 500 ® Index Fund (Institutional Class/MXKWX)	17.64%	14.25%	14.63%
S&P 500 ® Index	17.88%	14.42%	14.82%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 9,245M
Total number of portfolio holdings	506
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.53%
Apple Inc	6.67%
Microsoft Corp	5.97%
Amazon.com Inc	3.73%
Alphabet Inc Class A	3.02%
Broadcom Inc	2.71%
Alphabet Inc Class C	2.42%
Meta Platforms Inc Class A	2.39%
Tesla Inc	2.10%
U.S. Treasury Bills 3.51%	1.94%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective November 7, 2025, the Fund updated its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as its benchmark index is diversified. Therefore, the Fund may become non-diversified under the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark
index.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional
Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P 500
®
Index Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXVIX | December 31, 2025
This annual shareholder report contains important information about the

Empower S&P 500
®
Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129
.
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	$ 53	0.49%
Management’s Discussion of Fund Performance
For the 12-month reporting period
ended
December 31, 2025, the Fund returned 17.30%, as compared to its broad-based securities market index, the S&P 500
®
Index, which returned 17.88% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Keyridge Asset Management Limited (“Keyridge”) (formerly known as Irish Life Investment Managers Limited).
Keyridge Summary of Performance
Performance during the period was affected by heightened volatility early in the year associated with U.S. tariff policy, which contributed to a broad market drawdown, followed by a recovery beginning in April as trade tensions eased. A resilient economic backdrop, upward revisions to growth expectations, robust earnings, continued optimism around AI, and the resumption of the Federal Reserve’s rate cutting cycle were key factors influencing performance. Nvidia, a key supplier of chips powering AI technology, was the largest contributor to performance as robust demand supported strong earnings growth, which was well in excess of market expectations. Alphabet, a communications and technology company, also contributed to performance due to the implementation of AI technology and continued growth in cloud-based revenue. United Health Group, an insurance company, detracted the most from performance due to earnings decline and increased policy payouts. Fiserv Inc., a payments technology company, also detracted from performance where weaker consumer spending weighed on earnings.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower S&P 500 ® Index Fund (Investor Class/MXVIX)	17.30%	13.85%	14.22%
S&P 500 ® Index	17.88%	14.42%	14.82%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 9,245M
Total number of portfolio holdings	506
Total advisory fee paid	$ 9.1M
Portfolio turnover rate as of the end of the reporting period	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
NVIDIA Corp	7.53%
Apple Inc	6.67%
Microsoft Corp	5.97%
Amazon.com Inc	3.73%
Alphabet Inc Class A	3.02%
Broadcom Inc	2.71%
Alphabet Inc Class C	2.42%
Meta Platforms Inc Class A	2.39%
Tesla Inc	2.10%
U.S. Treasury Bills 3.51%	1.94%
SECTOR ALLOCATION
Material Fund Changes
This is a summary of certain changes and planned changes to to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s prospectus at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective November 7, 2025, the Fund updated its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as its benchmark index is diversified. Therefore, the Fund may become non-diversified under the 1940 Act solely as a result of a change
in relative market capitalization or index weighting of one or more constituents of its benchmark index.
Changes in and
Disagreements
with
Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,082,655 for fiscal year 2024 and $812,365 for fiscal year 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $265,941 for fiscal year 2024 and $50,574 for fiscal year 2025. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2024 and $0 for fiscal year 2025.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2024 equaled $2,094,252 and for fiscal year 2025 equaled $1,759,076.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Large Cap Growth Fund	Empower Large Cap Value Fund
Institutional Class Ticker / MXGSX	Institutional Class Ticker / MXVHX
Investor Class Ticker / MXLGX	Investor Class Ticker / MXEQX
Investor II Class Ticker / MXHAX
Empower S&P 500® Index Fund
Institutional Class Ticker / MXKWX
Investor Class Ticker / MXVIX
(the "Fund(s)")
Annual Report
December 31, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.17%
7,825	Linde PLC	$ 3,336,502
Communications — 23.88%
63,025	Alibaba Group Holding Ltd Sponsored ADR	9,238,205
308,984	Alphabet Inc Class C	96,959,179
456,827	Amazon.com Inc(a)	105,444,807
14,049	AppLovin Corp Class A(a)	9,466,497
7,134	Arista Networks Inc(a)	934,768
6,298	Booking Holdings Inc	33,727,869
24,308	Ciena Corp(a)	5,684,912
18,041	DoorDash Inc Class A(a)	4,085,926
88,477	Hims & Hers Health Inc(a)	2,872,848
2,544	MercadoLibre Inc(a)	5,124,277
63,570	Meta Platforms Inc Class A	41,961,921
59,765	Motorola Solutions Inc	22,909,120
140,888	Netflix Inc(a)	13,209,659
13,932	Palo Alto Networks Inc(a)	2,566,274
1,041,037	Pinterest Inc Class A(a)	26,952,448
98,784	Robinhood Markets Inc Class A(a)	11,172,470
41,484	Sea Ltd ADR(a)	5,292,114
81,489	Shopify Inc Class A(a)	13,117,284
673	Spotify Technology SA(a)	390,818
471,806	Uber Technologies Inc(a)	38,551,269
220,768	Walt Disney Co	25,116,775
		474,779,440
Consumer, Cyclical — 8.77%
789	AutoZone Inc(a)	2,675,894
19,561	Carvana Co(a)	8,255,133
357,101	Copart Inc(a)	13,980,504
26,856	DR Horton Inc	3,868,070
42,553	Home Depot Inc	14,642,487
16,301	McDonald's Corp	4,982,075
252,160	O'Reilly Automotive Inc(a)	22,999,514
114,470	Ross Stores Inc	20,620,626
88,580	Tesla Inc(a)	39,836,198
175,230	TJX Cos Inc	26,917,080
138,915	Walmart Inc	15,476,520
		174,254,101
Consumer, Non-Cyclical — 11.43%
51,724	Abbott Laboratories	6,480,500
36,520	AbbVie Inc	8,344,455
11,608	Alnylam Pharmaceuticals Inc(a)	4,615,921
87,103	Coca-Cola Co	6,089,371
62,608	Eli Lilly & Co	67,283,566
60,598	Gilead Sciences Inc	7,437,798
87,600	Insmed Inc(a)	15,245,904
51,628	Intuitive Surgical Inc(a)	29,240,034
49,122	Johnson & Johnson	10,165,798
7,164	McKesson Corp	5,876,558
48,069	Natera Inc(a)	11,012,127
66,270	Philip Morris International Inc	10,629,708
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
12,427	Quanta Services Inc	$ 5,244,940
27,544	Thermo Fisher Scientific Inc	15,960,371
51,951	Vertex Pharmaceuticals Inc(a)	23,552,505
		227,179,556
Energy — 0.04%
3,816	Cheniere Energy Inc	741,792
Financial — 7.96%
7,324	Berkshire Hathaway Inc Class B(a)	3,681,409
63,361	Charles Schwab Corp	6,330,397
22,704	Goldman Sachs Group Inc	19,956,816
165,218	Intercontinental Exchange Inc	26,758,707
88,233	Mastercard Inc Class A	50,370,455
316,469	SoFi Technologies Inc(a)	8,285,156
122,185	Visa Inc Class A	42,851,502
		158,234,442
Industrial — 8.07%
74,677	3M Co	11,955,788
385,153	Amphenol Corp Class A	52,049,578
14,093	Celestica Inc(a)	4,166,032
7,164	Deere & Co	3,335,344
54,428	Eaton Corp PLC	17,335,863
22,909	GE Vernova Inc	14,972,635
43,508	General Electric Co	13,401,769
34,970	Illinois Tool Works Inc	8,613,111
27,631	Rocket Lab Corp(a)	1,927,538
31,568	Rockwell Automation Inc	12,282,162
36,534	RTX Corp	6,700,336
7,222	Trane Technologies PLC	2,810,802
1,038	TransDigm Group Inc	1,380,384
94,339	Veralto Corp	9,413,145
		160,344,487
Technology — 36.79%
238,337	Advanced Micro Devices Inc(a)	51,042,252
421,340	Apple Inc	114,545,492
29,013	ASML Holding NV	31,039,848
156,098	Broadcom Inc	54,025,517
46,432	Cloudflare Inc Class A(a)	9,154,069
12,310	Crowdstrike Holdings Inc Class A(a)	5,770,435
48,201	International Business Machines Corp	14,277,618
49,738	Intuit Inc	32,947,446
4,868	Lam Research Corp	833,304
4,854	Lumentum Holdings Inc(a)	1,789,136
338,062	Microchip Technology Inc	21,541,311
302,419	Microsoft Corp	146,255,879
673,742	NVIDIA Corp	125,652,882
58,376	Oracle Corp	11,378,066

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Technology — (continued)
90,817	Palantir Technologies Inc Class A(a)	$ 16,142,721
64,231	ROBLOX Corp Class A(a)	5,204,638
44,492	Salesforce Inc	11,786,376
160,637	ServiceNow Inc(a)	24,607,982
11,389	Snowflake Inc(a)	2,498,291
70,617	Synopsys Inc(a)	33,170,217
32,470	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,867,308
16,900	Twilio Inc Class A(a)	2,403,856
31,483	Western Digital Corp	5,423,576
		731,358,220
Utilities — 0.14%
16,973	Vistra Corp	2,738,254
TOTAL COMMON STOCK — 97.25% (Cost $1,392,649,285)		$1,932,966,794
Shares		Fair Value
EXCHANGE TRADED FUNDS
52,460	iShares Russell 1000 Growth ETF	$ 24,829,319

TOTAL EXCHANGE TRADED FUNDS — 1.25% (Cost $24,863,969)		$24,829,319
TOTAL INVESTMENTS — 98.50% (Cost $1,417,513,254)		$1,957,796,113
OTHER ASSETS & LIABILITIES, NET — 1.50%		$29,825,585
TOTAL NET ASSETS — 100.00%		$1,987,621,698

(a)	Non-income producing security.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.63%
126,258	CF Industries Holdings Inc	$ 9,764,794
93,890	DuPont de Nemours Inc	3,774,378
50,768	Eastman Chemical Co	3,240,521
281,974	Freeport-McMoRan Inc	14,321,460
295,941	International Paper Co	11,657,116
48,774	PPG Industries Inc	4,997,384
46,945	Qnity Electronics Inc	3,833,059
13,359	Solstice Advanced Materials Inc(a)	648,980
		52,237,692
Communications — 9.68%
186,144	Alphabet Inc Class A	58,263,074
45,399	Alphabet Inc Class C	14,246,206
166,493	Amazon.com Inc(a)	38,429,913
19,803	Charter Communications Inc Class A(a)	4,133,876
373,353	Cisco Systems Inc	28,759,381
276,575	Comcast Corp Class A	8,266,827
8,421	Meta Platforms Inc Class A	5,558,618
299,044	News Corp Class A	7,811,030
82,452	T-Mobile US Inc	16,741,054
85,917	Walt Disney Co	9,774,777
		191,984,756
Consumer, Cyclical — 7.79%
59,664	BJ's Wholesale Club Holdings Inc(a)	5,371,550
4,282	Cummins Inc	2,185,747
321,004	General Motors Co	26,104,046
42,912	Hilton Worldwide Holdings Inc	12,326,472
25,312	Home Depot Inc	8,709,859
182,475	Las Vegas Sands Corp	11,877,298
11,819	Lululemon Athletica Inc(a)	2,456,106
178,033	Mattel Inc(a)	3,532,175
155,860	PulteGroup Inc	18,276,144
690,897	Southwest Airlines Co	28,554,773
56,151	Target Corp	5,488,760
266,222	Walmart Inc	29,659,793
		154,542,723
Consumer, Non-Cyclical — 20.71%
42,584	AbbVie Inc	9,730,018
235,921	AstraZeneca PLC Sponsored ADR	21,688,218
11,860	Avery Dennison Corp	2,157,097
139,093	Becton Dickinson & Co	26,993,778
17,026	Biogen Inc(a)	2,996,406
87,171	Bristol-Myers Squibb Co	4,702,004
3,790	Cardinal Health Inc	778,845
31,623	Cigna Group	8,703,598
323,662	Coca-Cola Co	22,627,211
165,342	Colgate-Palmolive Co	13,065,325
90,197	Conagra Brands Inc	1,561,310
211,990	Corteva Inc	14,209,690
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
157,450	CVS Health Corp	$ 12,495,232
42,068	Elevance Health Inc	14,746,937
10,155	Global Payments Inc	785,997
3,062	Humana Inc	784,270
22,868	Johnson & Johnson	4,732,533
398,601	Kenvue Inc	6,875,867
20,857	Keurig Dr Pepper Inc	584,205
72,500	Kimberly-Clark Corp	7,314,525
26,130	McKesson Corp	21,434,178
81,987	Medtronic PLC	7,875,671
86,344	Merck & Co Inc	9,088,569
178,705	Novo Nordisk A/S Sponsored ADR	9,092,511
215,637	Philip Morris International Inc	34,588,175
185,772	Procter & Gamble Co	26,622,985
24,737	Regeneron Pharmaceuticals Inc	19,093,748
163,856	Sanofi SA	15,853,906
44,432	Sanofi SA ADR	2,153,175
46,894	Thermo Fisher Scientific Inc	27,172,728
132,271	Tyson Foods Inc Class A	7,753,726
12,546	United Rentals Inc	10,153,729
64,477	UnitedHealth Group Inc	21,284,503
727,210	Viatris Inc	9,053,764
135,224	Zimmer Biomet Holdings Inc	12,159,342
		410,913,776
Energy — 6.83%
48,971	Chevron Corp	7,463,670
234,962	ConocoPhillips	21,994,793
44,653	EOG Resources Inc	4,689,012
54,805	EQT Corp	2,937,548
64,712	Expand Energy Corp	7,141,616
302,821	Exxon Mobil Corp	36,441,479
31,690	Kinder Morgan Inc	871,158
10,575	Phillips 66	1,364,598
309,176	Shell PLC	11,391,711
124,256	SLB Ltd	4,768,941
111,395	South Bow Corp(b)	3,063,758
72,003	TC Energy Corp(b)	3,964,873
236,579	TotalEnergies SE(b)	15,424,462
60,501	Valero Energy Corp	9,848,958
69,580	Williams Cos Inc	4,182,454
		135,549,031
Financial — 24.41%
101,122	Allstate Corp	21,048,544
286,342	American International Group Inc	24,496,558
17,871	American Tower Corp REIT	3,137,611
101,329	Apollo Global Management Inc	14,668,386
725,788	Bank of America Corp	39,918,340
9,658	Blackrock Inc	10,337,343
111,079	Capital One Financial Corp	26,921,106
363,010	Charles Schwab Corp	36,268,330
43,721	Chubb Ltd	13,646,199

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
525,132	Citigroup Inc	$ 61,277,654
47,681	CME Group Inc	13,020,727
92,692	Corebridge Financial Inc	2,796,518
21,224	CubeSmart REIT	765,125
257,439	Equitable Holdings Inc	12,266,968
188,681	Equity Residential REIT	11,894,450
230,313	Fifth Third Bancorp	10,780,952
16,405	Goldman Sachs Group Inc	14,419,995
34,764	Hartford Insurance Group Inc	4,790,479
572,245	Huntington Bancshares Inc	9,928,451
96,130	JPMorgan Chase & Co	30,975,009
112,938	Loews Corp	11,893,501
250,688	MetLife Inc	19,789,311
10,603	Morgan Stanley	1,882,351
70,373	PNC Financial Services Group Inc	14,688,956
43,732	PotlatchDeltic Corp REIT	1,739,659
79,164	Prologis Inc REIT	10,106,076
199,589	Rayonier Inc REIT	4,321,102
149,014	Rexford Industrial Realty Inc REIT	5,769,822
86,416	State Street Corp	11,148,528
12,965	Sun Communities Inc REIT	1,606,493
242,990	US Bancorp	12,965,946
180,264	Vornado Realty Trust REIT	5,999,186
129,206	Wells Fargo & Co	12,041,999
293,956	Weyerhaeuser Co REIT	6,963,818
		484,275,493
Industrial — 12.14%
13,375	3M Co	2,141,337
40,546	AGCO Corp	4,229,759
71,755	Ball Corp	3,800,862
60,206	Boeing Co(a)	13,071,927
125,198	CRH PLC	15,624,711
276,513	CSX Corp	10,023,596
16,782	Dover Corp	3,276,518
54,481	FedEx Corp	15,737,382
150,208	Fortive Corp	8,292,984
37,732	General Electric Co	11,622,588
54,506	Honeywell International Inc	10,633,576
121,318	Ingersoll Rand Inc	9,610,812
135,337	Johnson Controls International PLC	16,206,606
49,327	L3Harris Technologies Inc	14,480,927
18,256	Middleby Corp(a)	2,714,119
6,582	Norfolk Southern Corp	1,900,355
23,587	Northrop Grumman Corp	13,449,544
80,455	Otis Worldwide Corp	7,027,744
78,661	Ralliant Corp	4,004,631
17,104	Rockwell Automation Inc	6,654,653
110,453	RTX Corp	20,257,080
44,818	Siemens AG	12,552,458
165,945	Stanley Black & Decker Inc	12,326,395
4,781	TE Connectivity PLC	1,087,725
1,569	Teledyne Technologies Inc(a)	801,335
26,474	Union Pacific Corp	6,123,966
Shares		Fair Value
Industrial — (continued)
85,772	United Parcel Service Inc Class B	$ 8,507,725
77,666	West Fraser Timber Co Ltd(b)	4,746,169
		240,907,484
Technology — 8.42%
84,326	Accenture PLC Class A	22,624,666
31,676	Advanced Micro Devices Inc(a)	6,783,732
35,196	Applied Materials Inc	9,045,020
48,552	Fiserv Inc(a)	3,261,238
148,901	Intel Corp(a)	5,494,447
117,377	Marvell Technology Inc	9,974,697
74,457	Microsoft Corp	36,008,894
162,096	QUALCOMM Inc	27,726,521
43,905	Salesforce Inc	11,630,873
173,556	Samsung Electronics Co Ltd	14,546,572
42,158	Seagate Technology Holdings PLC	11,609,892
48,351	Texas Instruments Inc	8,388,415
		167,094,967
Utilities — 4.88%
104,373	Alliant Energy Corp	6,785,289
93,572	Ameren Corp	9,344,100
16,705	Dominion Energy Inc	978,746
374,036	NextEra Energy Inc	30,027,609
58,733	NRG Energy Inc	9,352,643
268,573	PPL Corp	9,405,427
99,629	Sempra	8,796,244
214,144	Southern Co	18,673,357
48,009	Xcel Energy Inc	3,545,945
		96,909,360
TOTAL COMMON STOCK — 97.49% (Cost $1,523,788,689)		$1,934,415,282
CONVERTIBLE PREFERRED STOCK
Utilities — 0.12%
47,477	Southern Co 7.13%	2,355,809
TOTAL CONVERTIBLE PREFERRED STOCK — 0.12% (Cost $2,373,850)		$2,355,809
PREFERRED STOCK
Consumer, Cyclical — 0.04%
5,582	Volkswagen AG	681,220
Industrial — 0.22%
63,878	Boeing Co	4,436,327
TOTAL PREFERRED STOCK — 0.26% (Cost $4,099,526)		$5,117,547

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
10,835,093	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	$ 10,835,093
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.55% (Cost $10,835,093)		$10,835,093
TOTAL INVESTMENTS — 98.42% (Cost $1,541,097,158)		$1,952,723,731
OTHER ASSETS & LIABILITIES, NET — 1.58%		$31,375,542
TOTAL NET ASSETS — 100.00%		$1,984,099,273
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of December 31, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	595,711	EUR	504,400	03/17/2026	$783
BB	USD	3,473,668	GBP	2,586,200	03/17/2026	(12,490)
CGM	USD	1,299,497	EUR	1,100,300	03/17/2026	1,719
CGM	USD	631,818	GBP	470,400	03/17/2026	(2,274)
GS	USD	3,324,546	EUR	2,814,800	03/17/2026	4,555
GS	USD	5,171,032	GBP	3,849,900	03/17/2026	(18,574)
HSB	USD	2,023,281	EUR	1,713,200	03/17/2026	2,601
HSB	USD	2,257,508	GBP	1,680,800	03/17/2026	(8,185)
MS	EUR	1,694,300	USD	1,997,756	03/17/2026	632
MS	USD	8,932,549	DKK	56,531,700	03/17/2026	(2,327)
MS	USD	5,615,046	GBP	4,205,800	03/17/2026	(54,308)
SSB	USD	2,607,675	EUR	2,211,600	03/17/2026	(855)
SSB	USD	2,354,006	GBP	1,763,200	03/17/2026	(22,761)
TD	USD	1,984,897	EUR	1,683,500	03/17/2026	(752)
TD	USD	2,949,236	GBP	2,209,000	03/17/2026	(28,462)
UBS	USD	691,648	EUR	586,600	03/17/2026	(233)
WES	USD	330,976	EUR	280,700	03/17/2026	(103)
					Net Depreciation	$(141,034)
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Schedule of Investments
As of December 31, 2025
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.33%
34,335	Air Products & Chemicals Inc	$ 8,481,432
18,023	Albemarle Corp	2,549,173
25,302	CF Industries Holdings Inc	1,956,857
104,223	Dow Inc	2,436,716
61,039	DuPont de Nemours Inc	2,453,768
39,761	Ecolab Inc	10,438,058
219,058	Freeport-McMoRan Inc	11,125,956
40,645	International Flavors & Fragrances Inc	2,739,066
77,363	International Paper Co	3,047,328
71,678	Linde PLC	30,562,783
43,217	LyondellBasell Industries NV Class A	1,871,296
46,498	Mosaic Co	1,120,137
168,304	Newmont Corp	16,805,155
35,227	Nucor Corp	5,745,876
37,747	PPG Industries Inc	3,867,558
30,519	Qnity Electronics Inc	2,491,876
35,458	Sherwin-Williams Co	11,489,455
21,998	Steel Dynamics Inc	3,727,561
		122,910,051
Communications — 16.55%
68,154	Airbnb Inc Class A(a)	9,249,861
897,544	Alphabet Inc Class A	280,931,278
717,243	Alphabet Inc Class C	225,070,856
1,501,701	Amazon.com Inc(a)	346,622,623
41,437	AppLovin Corp Class A(a)	27,921,080
157,834	Arista Networks Inc(a)	20,680,988
1,091,776	AT&T Inc	27,119,716
4,887	Booking Holdings Inc	26,171,498
19,460	CDW Corp	2,650,452
14,321	Charter Communications Inc Class A(a)	2,989,509
608,207	Cisco Systems Inc	46,850,185
556,874	Comcast Corp Class A	16,644,964
119,379	Corning Inc	10,452,825
56,690	DoorDash Inc Class A(a)	12,839,151
72,024	eBay Inc	6,273,290
18,193	Expedia Group Inc	5,154,259
8,815	F5 Inc(a)	2,250,117
5,644	FactSet Research Systems Inc	1,637,832
33,852	Fox Corp Class A	2,473,566
22,729	Fox Corp Class B	1,475,794
85,744	Gen Digital Inc	2,331,379
21,199	GoDaddy Inc Class A(a)	2,630,372
42,000	Match Group Inc	1,356,180
335,998	Meta Platforms Inc Class A	221,788,920
25,827	Motorola Solutions Inc	9,900,006
654,400	Netflix Inc(a)	61,356,543
65,325	News Corp Class A	1,706,289
12,161	News Corp Class B	360,330
47,559	Omnicom Group Inc	3,840,389
105,876	Palo Alto Networks Inc(a)	19,502,359
63,545	Paramount Skydance Corp Class B(b)	851,503
Shares		Fair Value
Communications — (continued)
119,558	Robinhood Markets Inc Class A(a)	$ 13,522,009
73,779	T-Mobile US Inc	14,980,088
67,612	Trade Desk Inc Class A(a)	2,566,551
317,917	Uber Technologies Inc(a)	25,976,999
12,499	VeriSign Inc	3,036,632
642,807	Verizon Communications Inc	26,181,529
275,918	Walt Disney Co	31,391,191
382,579	Warner Bros Discovery Inc(a)	11,025,927
		1,529,765,040
Consumer, Cyclical — 7.97%
31,035	Aptiv PLC(a)	2,361,453
2,624	AutoZone Inc(a)	8,899,296
28,103	Best Buy Co Inc	1,880,934
167,115	Carnival Corp(a)	5,103,692
21,788	Carvana Co(a)	9,194,972
208,564	Chipotle Mexican Grill Inc(a)	7,716,868
137,037	Copart Inc(a)	5,364,999
68,145	Costco Wholesale Corp	58,764,159
21,644	Cummins Inc	11,048,180
16,831	Darden Restaurants Inc	3,097,241
20,730	Deckers Outdoor Corp(a)	2,149,079
99,927	Delta Air Lines Inc	6,934,934
35,707	Dollar General Corp	4,740,818
29,108	Dollar Tree Inc(a)	3,580,575
5,148	Domino's Pizza Inc	2,145,789
41,735	DR Horton Inc	6,011,092
178,552	Fastenal Co	7,165,292
613,815	Ford Motor Co	8,053,253
145,816	General Motors Co	11,857,757
19,746	Genuine Parts Co	2,427,968
19,616	Hasbro Inc	1,608,512
37,660	Hilton Worldwide Holdings Inc	10,817,835
152,955	Home Depot Inc	52,631,816
45,947	Las Vegas Sands Corp	2,990,690
36,127	Lennar Corp Class A	3,713,856
25,247	Live Nation Entertainment Inc(a)	3,597,697
86,354	Lowe's Cos Inc	20,825,131
16,321	Lululemon Athletica Inc(a)	3,391,667
35,194	Marriott International Inc Class A	10,918,587
108,428	McDonald's Corp	33,138,850
30,393	MGM Resorts International(a)	1,109,041
179,414	NIKE Inc Class B	11,430,466
70,254	Norwegian Cruise Line Holdings Ltd(a)	1,568,069
418	NVR Inc(a)	3,048,378
129,821	O'Reilly Automotive Inc(a)	11,840,973
82,601	PACCAR Inc	9,045,636
6,328	Pool Corp	1,447,530
31,447	PulteGroup Inc	3,687,475
7,122	Ralph Lauren Corp	2,518,410
50,699	Ross Stores Inc	9,132,918
38,371	Royal Caribbean Cruises Ltd	10,702,439
85,135	Southwest Airlines Co	3,518,629

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Cyclical — (continued)
176,291	Starbucks Corp	$ 14,845,465
30,104	Tapestry Inc	3,846,388
70,002	Target Corp	6,842,695
434,015	Tesla Inc(a)	195,185,224
170,848	TJX Cos Inc	26,243,962
10,023	TKO Group Holdings Inc	2,094,807
77,868	Tractor Supply Co	3,894,179
7,004	Ulta Beauty Inc(a)	4,237,490
47,880	United Airlines Holdings Inc(a)	5,353,942
675,006	Walmart Inc	75,202,418
17,300	Williams-Sonoma Inc	3,089,607
6,811	WW Grainger Inc	6,872,640
13,894	Wynn Resorts Ltd	1,671,865
44,843	Yum! Brands Inc	6,783,849
		737,347,487
Consumer, Non-Cyclical — 13.60%
267,534	Abbott Laboratories	33,519,335
271,645	AbbVie Inc	62,068,166
44,110	Agilent Technologies Inc	6,002,048
11,854	Align Technology Inc(a)	1,851,002
257,357	Altria Group Inc	14,839,204
82,376	Amgen Inc	26,962,489
73,161	Archer-Daniels-Midland Co	4,206,026
62,303	Automatic Data Processing Inc	16,026,201
11,889	Avery Dennison Corp	2,162,371
77,558	Baxter International Inc	1,482,133
46,087	Becton Dickinson & Co	8,944,104
21,706	Biogen Inc(a)	3,820,039
24,030	Bio-Techne Corp	1,413,204
85,000	Block Inc(a)	5,532,650
226,657	Boston Scientific Corp(a)	21,611,745
307,888	Bristol-Myers Squibb Co	16,607,479
19,696	Brown-Forman Corp Class B	513,278
22,315	Bunge Global SA	1,987,820
35,429	Campbell's Co(b)	987,406
36,931	Cardinal Health Inc	7,589,320
29,389	Cencora Inc	9,926,135
72,522	Centene Corp(a)	2,984,280
7,955	Charles River Laboratories International Inc(a)	1,586,863
41,950	Church & Dwight Co Inc	3,517,508
41,391	Cigna Group	11,392,045
51,435	Cintas Corp	9,673,381
17,389	Clorox Co	1,753,333
594,937	Coca-Cola Co	41,592,046
125,555	Colgate-Palmolive Co	9,921,356
78,378	Conagra Brands Inc	1,356,723
22,383	Constellation Brands Inc Class A	3,087,959
27,950	Cooper Cos Inc(a)	2,290,782
9,779	Corpay Inc(a)	2,942,795
109,371	Corteva Inc	7,331,138
196,115	CVS Health Corp	15,563,686
97,742	Danaher Corp	22,375,099
5,992	DaVita Inc(a)	680,751
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
64,165	Dexcom Inc(a)	$ 4,258,631
92,981	Edwards Lifesciences Corp(a)	7,926,630
34,604	Elevance Health Inc	12,130,432
122,287	Eli Lilly & Co	131,419,394
18,351	Equifax Inc	3,981,800
39,683	Estee Lauder Cos Inc Class A	4,155,604
71,625	GE HealthCare Technologies Inc	5,874,683
81,187	General Mills Inc	3,775,195
190,021	Gilead Sciences Inc	23,323,177
39,308	Global Payments Inc	3,042,439
25,571	HCA Healthcare Inc	11,938,077
14,452	Henry Schein Inc(a)	1,092,282
21,783	Hershey Co	3,964,070
36,732	Hologic Inc(a)	2,736,167
52,384	Hormel Foods Corp	1,241,501
18,950	Humana Inc	4,853,664
12,330	IDEXX Laboratories Inc(a)	8,341,615
25,121	Incyte Corp(a)	2,481,201
10,167	Insulet Corp(a)	2,889,868
54,489	Intuitive Surgical Inc(a)	30,860,389
26,048	IQVIA Holdings Inc(a)	5,871,480
17,795	J M Smucker Co	1,740,529
371,837	Johnson & Johnson	76,951,668
304,808	Kenvue Inc	5,257,938
219,920	Keurig Dr Pepper Inc	6,159,959
51,977	Kimberly-Clark Corp	5,243,960
127,162	Kraft Heinz Co	3,083,679
93,324	Kroger Co	5,830,883
12,107	Labcorp Holdings Inc	3,037,404
22,541	Lamb Weston Holdings Inc	944,242
35,411	McCormick & Co Inc	2,411,843
18,817	McKesson Corp	15,435,397
197,354	Medtronic PLC	18,957,825
382,599	Merck & Co Inc	40,272,371
57,731	Moderna Inc(a)	1,702,487
8,080	Molina Healthcare Inc(a)	1,402,203
26,968	Molson Coors Beverage Co Class B	1,258,866
196,665	Mondelez International Inc Class A	10,586,477
108,356	Monster Beverage Corp(a)	8,307,655
23,428	Moody's Corp	11,968,194
143,001	PayPal Holdings Inc	8,348,398
211,346	PepsiCo Inc	30,332,378
878,955	Pfizer Inc	21,885,980
239,096	Philip Morris International Inc	38,350,998
360,010	Procter & Gamble Co	51,593,034
22,481	Quanta Services Inc	9,488,331
16,560	Quest Diagnostics Inc	2,873,657
15,440	Regeneron Pharmaceuticals Inc	11,917,673
21,864	ResMed Inc	5,266,382
19,666	Revvity Inc	1,902,685
43,775	Rollins Inc	2,627,376
48,190	S&P Global Inc	25,183,612
20,674	Solventum Corp(a)	1,638,208
16,972	STERIS PLC	4,302,741

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
52,536	Stryker Corp	$ 18,464,828
71,342	Sysco Corp	5,257,192
58,062	Thermo Fisher Scientific Inc	33,644,027
43,983	Tyson Foods Inc Class A	2,578,283
10,195	United Rentals Inc	8,251,018
139,374	UnitedHealth Group Inc	46,008,752
8,715	Universal Health Services Inc Class B	1,900,044
20,487	Verisk Analytics Inc	4,582,737
38,594	Vertex Pharmaceuticals Inc(a)	17,496,976
202,750	Viatris Inc	2,524,237
8,300	Waters Corp(a)	3,152,589
11,514	West Pharmaceutical Services Inc	3,167,962
28,216	Zimmer Biomet Holdings Inc	2,537,183
70,660	Zoetis Inc	8,890,441
		1,256,981,501
Energy — 2.79%
57,154	APA Corp	1,397,987
159,869	Baker Hughes Co	7,280,434
291,486	Chevron Corp	44,425,381
189,288	ConocoPhillips	17,719,250
117,587	Coterra Energy Inc	3,094,890
96,038	Devon Energy Corp	3,517,872
29,656	Diamondback Energy Inc	4,458,187
82,112	EOG Resources Inc	8,622,581
99,367	EQT Corp	5,326,071
36,420	Expand Energy Corp	4,019,311
650,791	Exxon Mobil Corp	78,316,189
16,425	First Solar Inc(a)	4,290,703
131,457	Halliburton Co	3,714,975
297,943	Kinder Morgan Inc	8,190,453
46,900	Marathon Petroleum Corp	7,627,347
111,533	Occidental Petroleum Corp	4,586,237
96,141	ONEOK Inc	7,066,363
62,917	Phillips 66	8,118,810
226,000	SLB Ltd	8,673,880
32,082	Targa Resources Corp	5,919,129
8,523	Texas Pacific Land Corp	2,447,976
48,064	Valero Energy Corp	7,824,339
190,866	Williams Cos Inc	11,472,955
		258,111,320
Financial — 13.86%
74,330	Aflac Inc	8,196,369
24,249	Alexandria Real Estate Equities Inc REIT	1,186,746
41,994	Allstate Corp	8,741,051
83,464	American Express Co	30,877,506
83,385	American International Group Inc	7,133,587
70,679	American Tower Corp REIT	12,409,112
14,253	Ameriprise Financial Inc	6,988,816
32,607	Aon PLC Class A	11,506,358
70,298	Apollo Global Management Inc	10,176,338
Shares		Fair Value
Financial — (continued)
58,209	Arch Capital Group Ltd(a)	$ 5,583,407
31,657	Ares Management Corp Class A	5,116,721
38,812	Arthur J Gallagher & Co	10,044,157
7,679	Assurant Inc	1,849,487
20,370	AvalonBay Communities Inc REIT	3,693,285
1,035,804	Bank of America Corp	56,969,220
110,052	Bank of New York Mellon Corp	12,775,937
283,061	Berkshire Hathaway Inc Class B(a)	142,280,612
22,376	Blackrock Inc	23,949,928
113,149	Blackstone Inc	17,440,787
42,351	Brown & Brown Inc	3,375,375
25,123	BXP Inc REIT	1,695,300
16,060	Camden Property Trust REIT	1,767,885
98,429	Capital One Financial Corp	23,855,252
16,100	Cboe Global Markets Inc	4,041,100
44,197	CBRE Group Inc Class A(a)	7,106,436
261,031	Charles Schwab Corp	26,079,607
56,450	Chubb Ltd	17,619,174
23,546	Cincinnati Financial Corp	3,845,533
275,466	Citigroup Inc	32,144,128
67,644	Citizens Financial Group Inc	3,951,086
54,534	CME Group Inc	14,892,145
34,020	Coinbase Global Inc Class A(a)	7,693,283
68,294	CoStar Group Inc(a)	4,592,089
68,187	Crown Castle Inc REIT	6,059,779
48,634	Digital Realty Trust Inc REIT	7,524,166
14,794	Equinix Inc REIT	11,334,571
55,817	Equity Residential REIT	3,518,704
3,179	Erie Indemnity Co Class A(b)	911,260
9,078	Essex Property Trust Inc REIT	2,375,531
6,669	Everest Group Ltd	2,263,125
31,450	Extra Space Storage Inc REIT	4,095,419
17,108	Federal Realty Investment Trust REIT	1,724,486
108,604	Fifth Third Bancorp	5,083,753
51,088	Franklin Resources Inc	1,220,492
11,089	Globe Life Inc	1,550,908
46,511	Goldman Sachs Group Inc	40,883,169
44,363	Hartford Insurance Group Inc	6,113,221
112,235	Healthpeak Properties Inc REIT	1,804,739
100,229	Host Hotels & Resorts Inc REIT	1,777,060
246,444	Huntington Bancshares Inc	4,275,803
66,124	Interactive Brokers Group Inc Class A	4,252,434
86,707	Intercontinental Exchange Inc	14,043,066
68,295	Invesco Ltd	1,794,110
85,284	Invitation Homes Inc REIT	2,370,042
45,989	Iron Mountain Inc REIT	3,814,788
420,166	JPMorgan Chase & Co	135,385,888
141,692	KeyCorp	2,924,523

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Financial — (continued)
107,413	Kimco Realty Corp REIT	$ 2,177,261
103,689	KKR & Co Inc	13,218,274
27,703	Loews Corp	2,917,403
23,914	M&T Bank Corp	4,818,193
76,118	Marsh & McLennan Cos Inc	14,121,411
126,872	Mastercard Inc Class A	72,428,687
83,356	MetLife Inc	6,580,123
17,355	Mid-America Apartment Communities Inc REIT	2,410,783
186,692	Morgan Stanley	33,143,431
68,870	Nasdaq Inc	6,689,343
28,697	Northern Trust Corp	3,919,723
59,870	PNC Financial Services Group Inc	12,496,665
32,175	Principal Financial Group Inc	2,838,157
90,245	Progressive Corp	20,550,591
143,418	Prologis Inc REIT	18,308,742
54,283	Prudential Financial Inc	6,127,465
24,229	Public Storage REIT	6,287,425
26,934	Raymond James Financial Inc	4,325,331
142,738	Realty Income Corp REIT	8,046,141
26,966	Regency Centers Corp REIT	1,861,463
128,654	Regions Financial Corp	3,486,523
17,947	SBA Communications Corp REIT	3,471,488
48,573	Simon Property Group Inc REIT	8,991,348
44,477	State Street Corp	5,737,978
54,174	Synchrony Financial	4,519,737
34,111	T Rowe Price Group Inc	3,492,284
34,477	Travelers Cos Inc	10,000,399
199,090	Truist Financial Corp	9,797,219
47,801	UDR Inc REIT	1,753,341
245,363	US Bancorp	13,092,570
70,968	Ventas Inc REIT	5,491,504
166,932	VICI Properties Inc REIT	4,694,128
261,338	Visa Inc Class A	91,653,851
43,051	W R Berkley Corp	3,018,736
483,852	Wells Fargo & Co	45,095,006
106,264	Welltower Inc REIT	19,723,661
117,698	Weyerhaeuser Co REIT	2,788,266
14,569	Willis Towers Watson PLC	4,787,373
		1,281,540,878
Industrial — 7.37%
81,769	3M Co	13,091,217
18,084	A O Smith Corp	1,209,458
14,480	Allegion PLC	2,305,506
332,114	Amcor PLC	2,769,831
36,962	AMETEK Inc	7,588,668
186,975	Amphenol Corp Class A	25,267,801
12,135	Axon Enterprise Inc(a)	6,891,831
47,666	Ball Corp	2,524,868
121,207	Boeing Co(a)	26,316,464
18,002	Builders FirstSource Inc(a)	1,852,226
125,330	Carrier Global Corp	6,622,437
71,956	Caterpillar Inc	41,221,434
Shares		Fair Value
Industrial — (continued)
18,615	CH Robinson Worldwide Inc	$ 2,992,547
5,463	Comfort Systems USA Inc	5,098,563
103,157	CRH PLC	12,873,994
295,962	CSX Corp	10,728,622
38,644	Deere & Co	17,991,487
23,296	Dover Corp	4,548,311
59,941	Eaton Corp PLC	19,091,808
6,935	EMCOR Group Inc	4,242,763
85,722	Emerson Electric Co	11,377,024
21,781	Expeditors International of Washington Inc	3,245,587
33,660	FedEx Corp	9,723,028
55,006	Fortive Corp	3,036,881
26,316	Garmin Ltd	5,338,201
41,830	GE Vernova Inc	27,338,833
9,240	Generac Holdings Inc(a)	1,260,059
38,665	General Dynamics Corp	13,016,959
163,052	General Electric Co	50,224,908
96,583	Honeywell International Inc	18,842,378
62,579	Howmet Aerospace Inc	12,829,947
7,496	Hubbell Inc	3,329,049
5,912	Huntington Ingalls Industries Inc	2,010,494
11,407	IDEX Corp	2,029,762
40,756	Illinois Tool Works Inc	10,038,203
58,773	Ingersoll Rand Inc	4,655,997
18,224	Jabil Inc	4,155,436
17,938	Jacobs Solutions Inc	2,376,067
11,661	JB Hunt Transport Services Inc	2,266,199
94,063	Johnson Controls International PLC	11,264,044
25,463	Keysight Technologies Inc(a)	5,173,827
29,584	L3Harris Technologies Inc	8,684,975
4,699	Lennox International Inc	2,281,740
31,163	Lockheed Martin Corp	15,072,608
9,119	Martin Marietta Materials Inc	5,678,037
31,760	Masco Corp	2,015,490
3,447	Mettler-Toledo International Inc(a)	4,805,773
9,165	Nordson Corp	2,203,541
35,335	Norfolk Southern Corp	10,201,921
21,087	Northrop Grumman Corp	12,024,018
29,105	Old Dominion Freight Line Inc	4,563,664
61,348	Otis Worldwide Corp	5,358,748
13,773	Packaging Corp of America	2,840,406
19,724	Parker-Hannifin Corp	17,336,607
24,831	Pentair PLC	2,585,900
31,531	Republic Services Inc	6,682,365
17,324	Rockwell Automation Inc	6,740,249
205,667	RTX Corp	37,719,328
75,247	Smurfit WestRock PLC	2,909,801
7,485	Snap-on Inc	2,579,331
24,999	Stanley Black & Decker Inc	1,856,926
46,268	TE Connectivity PLC	10,526,433
7,264	Teledyne Technologies Inc(a)	3,709,943
26,703	Textron Inc	2,327,700
34,042	Trane Technologies PLC	13,249,147

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Industrial — (continued)
8,567	TransDigm Group Inc	$ 11,392,825
36,468	Trimble Inc(a)	2,857,268
89,991	Union Pacific Corp	20,816,718
111,402	United Parcel Service Inc Class B	11,049,964
36,138	Veralto Corp	3,605,850
19,763	Vulcan Materials Co	5,636,803
56,994	Waste Management Inc	12,522,152
27,268	Westinghouse Air Brake Technologies Corp	5,820,355
36,513	Xylem Inc	4,972,340
		681,391,645
Technology — 31.88%
95,672	Accenture PLC Class A	25,668,797
64,616	Adobe Inc(a)	22,614,954
251,136	Advanced Micro Devices Inc(a)	53,783,286
24,700	Akamai Technologies Inc(a)	2,155,075
75,959	Analog Devices Inc	20,600,081
2,280,121	Apple Inc	619,873,701
124,732	Applied Materials Inc	32,054,877
33,066	Autodesk Inc(a)	9,787,867
728,452	Broadcom Inc	252,117,240
17,219	Broadridge Financial Solutions Inc	3,842,764
41,673	Cadence Design Systems Inc(a)	13,026,146
76,605	Cognizant Technology Solutions Corp Class A	6,358,215
38,171	Crowdstrike Holdings Inc Class A(a)	17,893,038
48,144	Datadog Inc Class A(a)	6,547,102
22,962	Dayforce Inc(a)	1,588,052
46,433	Dell Technologies Inc Class C	5,844,986
35,432	Electronic Arts Inc	7,239,821
8,412	EPAM Systems Inc(a)	1,723,451
3,653	Fair Isaac Corp(a)	6,175,835
83,653	Fidelity National Information Services Inc	5,559,578
82,001	Fiserv Inc(a)	5,508,007
98,964	Fortinet Inc(a)	7,858,731
11,281	Gartner Inc(a)	2,845,971
217,113	Hewlett Packard Enterprise Co	5,215,054
144,043	HP Inc	3,209,278
693,083	Intel Corp(a)	25,574,763
144,304	International Business Machines Corp	42,744,288
43,108	Intuit Inc	28,555,601
11,791	Jack Henry & Associates Inc	2,151,622
20,542	KLA Corp	24,960,173
192,821	Lam Research Corp	33,007,098
18,807	Leidos Holdings Inc	3,392,783
84,416	Microchip Technology Inc	5,378,988
173,384	Micron Technology Inc	49,485,527
1,147,061	Microsoft Corp	554,741,635
Shares		Fair Value
Technology — (continued)
7,453	Monolithic Power Systems Inc	$ 6,755,101
11,463	MSCI Inc	6,576,667
30,879	NetApp Inc	3,306,832
3,748,713	NVIDIA Corp	699,134,978
40,048	NXP Semiconductors NV	8,692,819
69,566	ON Semiconductor Corp(a)	3,766,999
260,242	Oracle Corp	50,723,768
353,211	Palantir Technologies Inc Class A(a)	62,783,256
50,123	Paychex Inc	5,622,798
6,752	Paycom Software Inc	1,075,999
18,709	PTC Inc(a)	3,259,295
165,156	QUALCOMM Inc	28,249,934
16,399	Roper Technologies Inc	7,299,687
146,799	Salesforce Inc	38,888,523
20,267	Sandisk Corp(a)	4,810,981
32,569	Seagate Technology Holdings PLC	8,969,177
159,975	ServiceNow Inc(a)	24,506,570
27,142	Skyworks Solutions Inc	1,721,074
78,155	Super Micro Computer Inc(a)	2,287,597
28,171	Synopsys Inc(a)	13,232,482
26,514	Take-Two Interactive Software Inc(a)	6,788,379
24,360	Teradyne Inc	4,715,122
138,911	Texas Instruments Inc	24,099,669
6,270	Tyler Technologies Inc(a)	2,846,267
52,445	Western Digital Corp	9,034,700
34,003	Workday Inc Class A(a)	7,303,164
7,202	Zebra Technologies Corp Class A(a)	1,748,790
		2,947,285,013
Utilities — 2.19%
105,614	AES Corp	1,514,505
38,415	Alliant Energy Corp	2,497,359
42,624	Ameren Corp	4,256,433
83,922	American Electric Power Co Inc	9,677,046
28,401	American Water Works Co Inc	3,706,330
24,247	Atmos Energy Corp	4,064,525
100,483	CenterPoint Energy Inc	3,852,518
45,841	CMS Energy Corp	3,205,661
57,818	Consolidated Edison Inc	5,742,484
47,843	Constellation Energy Corp	16,901,497
134,857	Dominion Energy Inc	7,901,272
30,421	DTE Energy Co	3,923,701
118,130	Duke Energy Corp	13,846,017
56,057	Edison International	3,364,541
70,665	Entergy Corp	6,531,566
35,497	Evergy Inc	2,573,178
57,852	Eversource Energy	3,895,175
158,419	Exelon Corp	6,905,484
82,586	FirstEnergy Corp	3,697,375
321,726	NextEra Energy Inc	25,828,163
72,107	NiSource Inc	3,011,188

See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2025
Shares		Fair Value
Utilities — (continued)
29,422	NRG Energy Inc	$ 4,685,159
339,443	PG&E Corp	5,454,849
19,123	Pinnacle West Capital Corp	1,696,210
121,324	PPL Corp	4,248,767
76,538	Public Service Enterprise Group Inc	6,146,001
98,793	Sempra	8,722,434
170,780	Southern Co	14,892,016
48,962	Vistra Corp	7,899,039
50,222	WEC Energy Group Inc	5,296,412
92,066	Xcel Energy Inc	6,799,995
		202,736,900
TOTAL COMMON STOCK — 97.54% (Cost $5,032,648,398)		$9,018,069,835
GOVERNMENT MONEY MARKET MUTUAL FUNDS
91,594,703	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 3.71%(d)	91,594,703
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.99% (Cost $91,594,703)		$91,594,703
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.96%
181,892,300	U.S. Treasury Bills(b)(e) 3.51%, 03/10/2026	$ 180,642,753
TOTAL SHORT TERM INVESTMENTS — 1.96% (Cost $180,642,753)		$180,642,753
TOTAL INVESTMENTS — 100.49% (Cost $5,304,885,854)		$9,290,307,291
OTHER ASSETS & LIABILITIES, NET — (0.49)%		$(44,878,454)
TOTAL NET ASSETS — 100.00%		$9,245,428,837

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of December 31, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of December 31, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	655	USD	225,729	Mar 2026	$(212,733)
				Net Depreciation	$(212,733)
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2025
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,957,796,113	$1,952,723,731	$9,290,307,291
Cash	29,386,079	41,436,623	38,429,553
Cash denominated in foreign currencies, fair value(c)	-	22	-
Cash pledged on futures contracts	-	-	14,024,732
Dividends receivable	603,540	2,675,825	4,539,401
Subscriptions receivable	2,076,062	2,758,389	11,115,721
Unrealized appreciation on forward foreign currency contracts	-	10,290	-
Total Assets	1,989,861,794	1,999,604,880	9,358,416,698
LIABILITIES:
Payable for director fees	10,189	10,189	10,189
Payable for investments purchased	34,016	2,577,043	10,071,845
Payable for other accrued fees	75,138	184,832	149,312
Payable for shareholder services fees	284,728	125,413	2,119,887
Payable to investment adviser	1,065,973	1,080,630	938,348
Payable upon return of securities loaned	-	10,835,093	91,594,703
Redemptions payable	770,052	541,083	6,484,889
Unrealized depreciation on forward foreign currency contracts	-	151,324	-
Variation margin on futures contracts	-	-	1,618,688
Total Liabilities	2,240,096	15,505,607	112,987,861
NET ASSETS	$1,987,621,698	$1,984,099,273	$9,245,428,837
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$17,537,777	$24,741,117	$39,065,662
Paid-in capital in excess of par	1,406,738,071	1,552,587,081	5,219,537,080
Undistributed/accumulated earnings	563,345,850	406,771,075	3,986,826,095
NET ASSETS	$1,987,621,698	$1,984,099,273	$9,245,428,837
NET ASSETS BY CLASS
Investor Class	$897,310,937	$268,715,873	$6,731,627,990
Institutional Class	$1,090,310,761	$1,582,752,702	$2,513,800,847
Investor II Class	N/A	$132,630,698	N/A
CAPITAL STOCK:
Authorized
Investor Class	350,000,000	130,000,000	750,000,000
Institutional Class	400,000,000	900,000,000	1,050,000,000
Investor II Class	N/A	105,000,000	N/A
Issued and Outstanding
Investor Class	86,108,315	7,586,477	153,128,168
Institutional Class	89,269,458	229,751,564	237,528,450
Investor II Class	N/A	10,073,132	N/A
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.42	$35.42	$43.96
Institutional Class	$12.21	$6.89	$10.58
Investor II Class	N/A	$13.17	N/A
(a) Cost of investments	$1,417,513,254	$1,541,097,158	$5,304,885,854
(b) Including fair value of securities on loan	$-	$10,329,560	$89,733,140
(c) Cost of cash denominated in foreign currencies	$-	$22	$-
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2025
	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower S&P 500® Index Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$2,265	$23,746	$17,609
Dividends	11,807,379	38,689,828	101,858,202
Foreign withholding tax	(30,734)	(547,436)	(83,371)
Total Income	11,778,910	38,166,138	101,792,440
EXPENSES:
Management fees	10,482,233	10,085,607	9,103,518
Shareholder services fees – Investor Class	2,795,109	804,736	20,152,856
Shareholder services fees – Investor II Class	-	444,058	-
Audit and tax fees	34,152	42,381	36,052
Custodian fees	61,558	66,101	82,343
Directors fees	47,001	47,001	47,001
Legal fees	9,627	9,627	9,627
Pricing fees	46	60	723
Registration fees	48,765	53,004	253,074
Shareholder report fees	96,071	58,618	747,774
Transfer agent fees	10,857	14,298	12,127
Other fees	37,914	37,358	45,929
Total Expenses	13,623,333	11,662,849	30,491,024
Less amount reimbursed by investment adviser - Investor II Class	-	190,380	-
Less amount waived by investment adviser	-	78,898	-
Net Expenses	13,623,333	11,393,571	30,491,024
NET INVESTMENT INCOME (LOSS)	(1,844,423)	26,772,567	71,301,416
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	203,216,982	133,295,336	7,426,258
Net realized gain on futures contracts	-	-	16,743,047
Net realized gain on foreign currency transactions	-	299,733	-
Net realized loss on forward foreign currency contracts	-	(2,174,388)	-
Net Realized Gain	203,216,982	131,420,681	24,169,305
Net change in unrealized appreciation on investments	45,853,121	124,484,445	1,231,671,277
Net change in unrealized appreciation on futures contracts	-	-	2,262,897
Net change in unrealized depreciation on forward foreign currency contracts	-	(639,300)	-
Net Change in Unrealized Appreciation	45,853,121	123,845,145	1,233,934,174
Net Realized and Unrealized Gain	249,070,103	255,265,826	1,258,103,479
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$247,225,680	$282,038,393	$1,329,404,895
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Large Cap Growth Fund	2025	2024
OPERATIONS:
Net investment loss	$(1,844,423)	$(1,574,364)
Net realized gain	203,216,982	164,773,268
Net change in unrealized appreciation	45,853,121	170,951,017
Net Increase in Net Assets Resulting from Operations	247,225,680	334,149,921
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(103,971,174)	(64,357,682)
Institutional Class	(109,424,641)	(67,904,598)
From Net Investment Income and Net Realized Gains	(213,395,815)	(132,262,280)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	234,959,682	191,559,399
Institutional Class	358,067,062	211,345,977
Shares issued in reinvestment of distributions
Investor Class	103,971,174	64,357,682
Institutional Class	109,424,641	67,904,598
Shares redeemed
Investor Class	(170,385,895)	(240,289,951)
Institutional Class	(270,426,699)	(261,387,198)
Net Increase in Net Assets Resulting from Capital Share Transactions	365,609,965	33,490,507
Total Increase in Net Assets	399,439,830	235,378,148
NET ASSETS:
Beginning of year	1,588,181,868	1,352,803,720
End of year	$1,987,621,698	$1,588,181,868
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	22,174,682	18,292,387
Institutional Class	29,210,554	17,675,333
Shares issued in reinvestment of distributions
Investor Class	9,781,064	6,144,551
Institutional Class	8,807,636	5,648,185
Shares redeemed
Investor Class	(15,843,167)	(23,154,686)
Institutional Class	(21,825,019)	(22,122,506)
Net Increase	32,305,750	2,483,264
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower Large Cap Value Fund	2025	2024
OPERATIONS:
Net investment income	$26,772,567	$25,793,047
Net realized gain	131,420,681	225,214,878
Net change in unrealized appreciation (depreciation)	123,845,145	(20,322,213)
Net Increase in Net Assets Resulting from Operations	282,038,393	230,685,712
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,714,074)	(7,951,699)
Institutional Class	(155,493,490)	(223,661,609)
Investor II Class	(6,720,283)	(13,217,124)
From Net Investment Income and Net Realized Gains	(166,927,847)	(244,830,432)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	86,505,475	101,316,597
Institutional Class	411,022,431	224,098,568
Investor II Class	25,390,480	23,460,428
Shares issued in reinvestment of distributions
Investor Class	4,714,074	7,951,699
Institutional Class	155,493,490	223,661,609
Investor II Class	6,720,283	13,217,124
Shares redeemed
Investor Class	(62,619,043)	(271,338,870)
Institutional Class	(304,871,192)	(267,154,441)
Investor II Class	(42,818,278)	(43,068,010)
Net Increase in Net Assets Resulting from Capital Share Transactions	279,537,720	12,144,704
Total Increase (Decrease) in Net Assets	394,648,266	(2,000,016)
NET ASSETS:
Beginning of year	1,589,451,007	1,591,451,023
End of year	$1,984,099,273	$1,589,451,007
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,640,927	3,297,241
Institutional Class	59,012,289	29,020,258
Investor II Class	1,979,148	1,842,238
Shares issued in reinvestment of distributions
Investor Class	133,259	256,010
Institutional Class	22,362,112	34,014,297
Investor II Class	507,913	1,108,095
Shares redeemed
Investor Class	(1,918,523)	(8,879,964)
Institutional Class	(43,997,415)	(35,469,598)
Investor II Class	(3,385,783)	(3,406,177)
Net Increase	37,333,927	21,782,400
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2025 and December 31, 2024
Empower S&P 500® Index Fund	2025	2024
OPERATIONS:
Net investment income	$71,301,416	$56,481,863
Net realized gain	24,169,305	54,648,977
Net change in unrealized appreciation	1,233,934,174	1,054,684,429
Net Increase in Net Assets Resulting from Operations	1,329,404,895	1,165,815,269
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(25,292,812)	(48,081,856)
Institutional Class	(72,623,900)	(62,283,043)
From Net Investment Income and Net Realized Gains	(97,916,712)	(110,364,899)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,870,838,372	1,883,245,736
Institutional Class	1,278,221,903	224,148,336
Shares issued in reinvestment of distributions
Investor Class	25,292,812	48,081,856
Institutional Class	72,623,900	62,283,043
Shares redeemed
Investor Class	(1,197,427,298)	(976,789,886)
Institutional Class	(422,596,285)	(315,355,100)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,626,953,404	925,613,985
Total Increase in Net Assets	2,858,441,587	1,981,064,355
NET ASSETS:
Beginning of year	6,386,987,250	4,405,922,895
End of year	$9,245,428,837	$6,386,987,250
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	47,056,388	54,392,694
Institutional Class	134,254,871	24,934,366
Shares issued in reinvestment of distributions
Investor Class	578,921	1,286,917
Institutional Class	6,818,667	6,675,257
Shares redeemed
Investor Class	(30,105,818)	(27,931,723)
Institutional Class	(42,421,497)	(35,316,677)
Net Increase	116,181,532	24,040,834
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$10.32	(0.03)	1.47	1.44	-	(1.34)	(1.34)	$10.42	13.98%
12/31/2024	$9.02	(0.03)	2.33	2.30	-	(1.00)	(1.00)	$10.32	25.44%
12/31/2023	$6.96	(0.02)	2.36	2.34	(0.01)	(0.27)	(0.28)	$9.02	33.57%
12/31/2022	$9.90	(0.00) (d)(e)	(2.29)	(2.29)	(0.03)	(0.62)	(0.65)	$6.96	(23.16%)
12/31/2021	$10.24	(0.04)	2.16	2.12	(0.10)	(2.36)	(2.46)	$9.90	20.84%
Institutional Class
12/31/2025	$11.85	0.01 (e)	1.70	1.71	(0.01)	(1.34)	(1.35)	$12.21	14.44%
12/31/2024	$10.20	0.01 (e)	2.64	2.65	-	(1.00)	(1.00)	$11.85	25.93%
12/31/2023	$7.83	0.01 (e)	2.65	2.66	(0.02)	(0.27)	(0.29)	$10.20	34.03%
12/31/2022	$11.01	0.03	(2.56)	(2.53)	(0.03)	(0.62)	(0.65)	$7.83	(22.95%)
12/31/2021	$11.13	0.00 (d)(e)	2.35	2.35	(0.11)	(2.36)	(2.47)	$11.01	21.20%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2025	$897,311	0.98%	0.98%	(0.30%)	51%
12/31/2024	$722,041	0.99%	0.98%	(0.30%)	31%
12/31/2023	$619,457	1.00%	0.98%	(0.21%)	46%
12/31/2022	$278,591	1.04%	1.00%	(0.05%)	37%
12/31/2021	$225,667	1.02%	1.00%	(0.34%)	46%
Institutional Class
12/31/2025	$1,090,311	0.61%	0.61%	0.06%	51%
12/31/2024	$866,141	0.62%	0.62%	0.06%	31%
12/31/2023	$733,346	0.63%	0.63%	0.16%	46%
12/31/2022	$570,194	0.66%	0.65%	0.32%	37%
12/31/2021	$690,417	0.65%	0.65%	0.01%	46%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(f)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER LARGE CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2025	$30.84	0.42	4.80	5.22	(0.05)	(0.59)	(0.64)	$35.42	16.93%
12/31/2024	$27.79	0.41	3.87	4.28	(0.02)	(1.21)	(1.23)	$30.84	15.38%
12/31/2023	$25.29	0.39	2.71	3.10	(0.01)	(0.59)	(0.60)	$27.79	12.28%
12/31/2022	$27.00	0.39	(1.35)	(0.96)	(0.01)	(0.74)	(0.75)	$25.29	(3.54%)
12/31/2021	$22.06	0.32	5.39	5.71	(0.09)	(0.68)	(0.77)	$27.00	25.98%
Institutional Class
12/31/2025	$6.51	0.11	1.02	1.13	(0.16)	(0.59)	(0.75)	$6.89	17.33%
12/31/2024	$6.83	0.13	0.96	1.09	(0.20)	(1.21)	(1.41)	$6.51	15.86%
12/31/2023	$6.79	0.13	0.71	0.84	(0.21)	(0.59)	(0.80)	$6.83	12.69%
12/31/2022	$8.07	0.14	(0.42)	(0.28)	(0.26)	(0.74)	(1.00)	$6.79	(3.22%)
12/31/2021	$7.10	0.13	1.74	1.87	(0.22)	(0.68)	(0.90)	$8.07	26.47%
Investor II Class
12/31/2025	$11.84	0.18	1.85	2.03	(0.11)	(0.59)	(0.70)	$13.17	17.12%
12/31/2024	$11.39	0.19	1.58	1.77	(0.11)	(1.21)	(1.32)	$11.84	15.51%
12/31/2023	$10.77	0.18	1.15	1.33	(0.12)	(0.59)	(0.71)	$11.39	12.51%
12/31/2022	$12.14	0.19	(0.62)	(0.43)	(0.20)	(0.74)	(0.94)	$10.77	(3.41%)
12/31/2021	$10.28	0.17	2.51	2.68	(0.14)	(0.68)	(0.82)	$12.14	26.15%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2025	$268,716	0.99%	0.96%	1.27%	27%
12/31/2024	$207,573	1.00%	0.96%	1.33%	31%
12/31/2023	$335,127	0.98%	0.96%	1.48%	29%
12/31/2022	$407,971	0.98%	0.96%	1.51%	18%
12/31/2021	$376,625	0.99%	0.96%	1.22%	28%
Institutional Class
12/31/2025	$1,582,753	0.60%	0.60%	1.63%	27%
12/31/2024	$1,251,991	0.61%	0.61%	1.71%	31%
12/31/2023	$1,126,210	0.60%	0.60%	1.83%	29%
12/31/2022	$930,971	0.61%	0.61%	1.85%	18%
12/31/2021	$1,175,842	0.60%	0.60%	1.61%	28%
Investor II Class
12/31/2025	$132,631	0.97%	0.81%	1.42%	27%
12/31/2024	$129,887	0.97%	0.81%	1.50%	31%
12/31/2023	$130,114	0.97%	0.81%	1.62%	29%
12/31/2022	$141,465	0.97%	0.81%	1.64%	18%
12/31/2021	$178,162	0.96%	0.81%	1.39%	28%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2025	$37.62	0.33	6.17	6.50	(0.12)	(0.04)	(0.16)	$43.96	17.30%
12/31/2024	$30.55	0.33	7.10	7.43	(0.20)	(0.16)	(0.36)	$37.62	24.33%
12/31/2023	$25.61	0.35	6.19	6.54	(0.13)	(1.47)	(1.60)	$30.55	25.61%
12/31/2022	$31.84	0.31	(6.22)	(5.91)	(0.10)	(0.22)	(0.32)	$25.61	(18.55%)
12/31/2021	$26.10	0.26	7.06	7.32	(0.11)	(1.47)	(1.58)	$31.84	28.20%
Institutional Class
12/31/2025	$9.26	0.12	1.51	1.63	(0.27)	(0.04)	(0.31)	$10.58	17.64%
12/31/2024	$7.79	0.12	1.82	1.94	(0.31)	(0.16)	(0.47)	$9.26	24.86%
12/31/2023	$7.61	0.13	1.83	1.96	(0.31)	(1.47)	(1.78)	$7.79	26.00%
12/31/2022	$9.93	0.12	(1.94)	(1.82)	(0.28)	(0.22)	(0.50)	$7.61	(18.25%)
12/31/2021	$9.11	0.13	2.43	2.56	(0.27)	(1.47)	(1.74)	$9.93	28.66%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Investor Class
12/31/2025	$6,731,628	0.49%	0.49%	0.82%	1%
12/31/2024	$5,101,594	0.49%	0.49%	0.95%	2%
12/31/2023	$3,294,950	0.51%	0.51%	1.21%	12%
12/31/2022	$2,628,211	0.51%	0.51%	1.14%	4%
12/31/2021	$3,083,911	0.51%	0.51%	0.88%	9%
Institutional Class
12/31/2025	$2,513,801	0.12%	0.12%	1.18%	1%
12/31/2024	$1,285,393	0.14%	0.14%	1.30%	2%
12/31/2023	$1,110,973	0.15%	0.15%	1.56%	12%
12/31/2022	$980,943	0.16%	0.16%	1.45%	4%
12/31/2021	$1,193,786	0.16%	0.16%	1.24%	9%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Large Cap Growth Fund- seeks long-term growth of capital
Empower Large Cap Value Fund- seeks capital growth and current income
Empower S&P 500® Index Fund- seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's ("S&P") 500® Index
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower Large Cap Value Fund. The Empower Large Cap Value Fund  offers three share classes, referred to as Investor Class, Investor II Class and Institutional Class shares. Investor II Class shares were closed to new permitted accounts on October 25, 2019. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2025

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2025

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the inputs used to value the investments of the Empower Large Cap Value Fund are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 1 inputs, except for Short Term Investments, which were valued using Level 2 inputs.
Empower Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$52,237,692	$—	$—	$52,237,692
Communications	191,984,756	—	—	191,984,756
Consumer, Cyclical	154,542,723	—	—	154,542,723
Consumer, Non-cyclical	395,059,870	15,853,906	—	410,913,776
Energy	108,732,858	26,816,173	—	135,549,031
Financial	484,275,493	—	—	484,275,493
Industrial	228,355,026	12,552,458	—	240,907,484
Technology	152,548,395	14,546,572	—	167,094,967
Utilities	96,909,360	—	—	96,909,360
	1,864,646,173	69,769,109	—	1,934,415,282
Convertible Preferred Stock	—	2,355,809	—	2,355,809
Preferred Stock	—	5,117,547	—	5,117,547
Government Money Market Mutual Funds	10,835,093	—	—	10,835,093
Total investments, at fair value:	1,875,481,266	77,242,465	—	1,952,723,731
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	10,290	—	10,290
Total Assets	$1,875,481,266	$77,252,755	$—	$1,952,734,021
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(151,324)	—	(151,324)
Total Liabilities	$—	$(151,324)	$—	$(151,324)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Annual Report - December 31, 2025

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currency translations on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Empower Large Cap Growth Fund
	2025	2024
Ordinary income	$733,548	$-
Long-term capital gain	212,662,267	132,262,280
	$213,395,815	$132,262,280
Empower Large Cap Value Fund
	2025	2024
Ordinary income	$34,315,871	$32,801,565
Long-term capital gain	132,611,976	212,028,867
	$166,927,847	$244,830,432
Empower S&P 500® Index Fund
	2025	2024
Ordinary income	$80,850,505	$66,918,915
Long-term capital gain	17,066,207	43,445,984
	$97,916,712	$110,364,899
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Funds have reclassified the below amounts between Undistributed/accumulated earnings to Paid-in Capital for December 31, 2025. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2025

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Empower Large Cap Growth Fund	$—	$2,577,972	$(2,577,972)
Empower Large Cap Value Fund	—	8,182,604	(8,182,604)
Empower S&P 500® Index Fund	—	9,549,090	(9,549,090)
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes.  As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Empower Large Cap Growth Fund
Undistributed net investment income	$553,086
Undistributed long-term capital gains	32,927,333
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	529,865,431
Tax composition of capital	$563,345,850
Empower Large Cap Value Fund
Undistributed net investment income	$812,906
Undistributed long-term capital gains	4,528,985
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	401,429,184
Tax composition of capital	$406,771,075
Empower S&P 500® Index Fund
Undistributed net investment income	$555,300
Undistributed long-term capital gains	8,690,923
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	3,977,579,872
Tax composition of capital	$3,986,826,095
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Large Cap Growth Fund	$1,427,930,686	$577,509,062	$(47,643,631)	$529,865,431
Empower Large Cap Value Fund	1,551,153,510	483,276,362	(81,847,178)	401,429,184
Empower S&P 500® Index Fund	5,312,514,686	4,242,849,820	(265,269,948)	3,977,579,872
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Fund's financial statements.

Annual Report - December 31, 2025

Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Funds’ adoption of ASU 2023-09 did not have a material impact on the financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Funds to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk.  Liquidity risk is the risk that a Fund will be unable to sell or close out the derivative in the open market in a timely manner.  Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received.  In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association ("ISDA") master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by these Funds of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

Annual Report - December 31, 2025

Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Large Cap Value Fund
Forward Currency Exchange Contracts:
Average notional amount	$40,948,096
Empower S&P 500® Index Fund
Futures Contracts:
Average long contracts	463
Average notional long	$146,164,572
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2025 is as follows:
Empower Large Cap Value Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$10,290	Unrealized depreciation on forward foreign currency contracts	$(151,324)
Empower S&P 500® Index Fund
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(212,733)(a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2025 is as follows:
Empower Large Cap Value Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$(2,174,388)	Net change in unrealized depreciation on forward foreign currency contracts	$(639,300)

Annual Report - December 31, 2025

Empower S&P 500® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$16,743,047	Net change in unrealized appreciation on futures contracts	$2,262,897
3.  OFFSETTING ASSETS AND LIABILITIES
The Empower Large Cap Value Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes this Fund's financial investments that are subject to an enforceable master netting arrangement as of December 31, 2025.
Empower Large Cap Value Fund
Counterparty	Derivative Assets Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$783	$(783)	$—	$—	$ —
Citigroup Global Markets	1,719	(1,719)	—	—	—
Goldman Sachs	4,555	(4,555)	—	—	—
HSBC Bank USA	2,601	(2,601)	—	—	—
Morgan Stanley	632	(632)	—	—	—
	$10,290	$(10,290)	$—	$—	$—
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty(a)	Derivatives Available for Offset	Non- Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(12,490)	$783	$—	$—	$(11,707)
Citigroup Global Markets	(2,274)	1,719	—	—	(555)
Goldman Sachs	(18,574)	4,555	—	—	(14,019)
HSBC Bank USA	(8,185)	2,601	—	—	(5,584)
Morgan Stanley	(56,635)	632	—	—	(56,003)
State Street Bank	(23,616)	—	—	—	(23,616)
Toronto Dominion Bank	(29,214)	—	—	—	(29,214)
UBS AG	(233)	—	—	—	(233)
Westpac Bank	(103)	—	—	—	(103)
	$(151,324)	$10,290	$—	$—	$(141,034)
(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities.

Annual Report - December 31, 2025

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Large Cap Growth Fund	0.62% up to $1 billion dollars
0.57% over $1 billion dollars
0.52% over $2 billion dollars
Empower Large Cap Value Fund	0.61% up to $1 billion dollars
0.56% over $1 billion dollars
0.51% over $2 billion dollars
Empower S&P 500® Index Fund	0.21% up to $1 billion dollars
0.16% over $1 billion dollars
0.11% over $2 billion dollars
0.09% over $3 billion dollars
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Large Cap Growth Fund	0.63%
Empower Large Cap Value Fund	0.61%
Empower S&P 500® Index Fund	0.23%

ECM contractually agreed to permanently reimburse expenses and/or pay the Empower Large Cap Value Fund if expenses of the Investor II Class exceed 0.81% of the Class’s average daily net assets ("Expense Cap"). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Empower Large Cap Value Fund’s advisory agreement with ECM or by the Board of Empower Funds. The amount reimbursed, if any, is reflected in the Statement of Operations.
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of December 31, 2025, the amounts subject to recoupment, if any, were as follows:

Annual Report - December 31, 2025

Empower Large Cap Growth Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$99,296	$43,650	$0	$0
Empower Large Cap Value Fund
Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028	Recoupment of Past Reimbursed Fees by ECM
$80,780	$118,122	$78,898	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and ECM is responsible for compensating the sub-advisers below for their services:
Empower Large Cap Growth Fund - Victory Capital Management, Inc and J.P. Morgan Investment Management, Inc. Effective April 1, 2025, following the acquisition of Amundi Asset Management US, Inc ("Amundi US") by Victory Capital Holdings, Inc, the Amundi US portfolio management team joined Victory Capital Management, Inc.
Empower Large Cap Value Fund - Putnam Investment Management, LLC, and T. Rowe Price Associates, Inc.
Empower S&P 500® Index Fund - Keyridge Asset Management Limited ("Keyridge"), formerly known as Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.0075% of the Fund’s net assets.
Empower Funds entered into a shareholder services agreement with Empower, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Investor II Class shares of the Empower Large Cap Value Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,699,000 for the fiscal year ended December 31, 2025.
5.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Empower Large Cap Growth Fund	$1,057,587,294	$884,246,558
Empower Large Cap Value Fund	587,756,681	455,090,233
Empower S&P 500® Index Fund	1,530,132,069	64,677,418
For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2025

6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. As of December 31, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Large Cap Value Fund	$10,329,560	$10,835,093
Empower S&P 500® Index Fund	89,733,140	91,594,703

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2025.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Large Cap Value Fund	Total(a)
Common Stocks	$10,835,093
Total secured borrowings	$10,835,093
Empower S&P 500® Index Fund	Total(a)
U.S. Treasury Bonds and Notes	$89,327,452
Common Stocks	2,267,251
Total secured borrowings	$91,594,703
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Empower Large Cap Growth Fund, Empower Large Cap Value Fund, and Empower S&P 500® Index Fund (the “Funds”), three of the funds comprising Empower Funds Inc., as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2026
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2025, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Empower Large Cap Growth Fund	100%
Empower Large Cap Value Fund	94%
Empower S&P 500® Index Fund	100%

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2026

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2026